Detail of Certain Asset Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other current assets
Prepaid insurance	$ 9,702	$ 5,187
Insurance receivables	1,624	84
Other receivables	2,997	2,680
Due from related parties	4,833	8,749
Risk management assets	469	365
Other assets	5,891	5,281
Total Other current assets	$ 25,516	$ 22,346